Defiance Digital Revolution ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Consumer Discretionary - 21.0%
21,111	DraftKings, Inc. - Class A (a)	$411,031
7,847	eBay, Inc.	449,319
22,400	Funko, Inc. - Class A (a)	386,400
3,911	GameStop Corporation - Class A (a)	651,495
29,224	PLBY Group, Inc. (a)	382,542
133,341	Vinco Ventures, Inc. (a)	426,691
		2,707,478
	Financials - 13.5%
4,048	Bitcoin Group SE (a)	175,430
2,635	Coinbase Global, Inc. - Class A (a)	500,281
195,262	DeFi Technologies, Inc. (a)	223,550
72,884	Mogo, Inc. (a)	213,567
4,126	Silvergate Capital Corporation - Class A (a)	621,252
		1,734,080
	Industrials - 2.3%
20,854	Singularity Future Technology, Ltd. (a)	292,373
	Information Technology - 61.8% (b)
5,882,520	Arcane Crypto AB (a)	63,626
448,323	Argo Blockchain plc (a)	424,416
39,831	Banxa Holdings, Inc. (a)	84,825
252,046	BIGG Digital Assets, Inc. (a)	157,396
40,199	BIT Mining, Ltd. - ADR (a)	112,155
126,736	Bitfarms, Ltd. (a)	477,904
4,100	Block, Inc. (a)	555,960
87,357	Canaan, Inc. - ADR (a)	474,348
42,545	Cleanspark, Inc. (a)	526,282
4,328	Cloudflare, Inc. - Class A (a)	518,062
67,607	Core Scientific, Inc. (a)	556,406
21,566	Digihost Technology, Inc. (a)	71,654
176,572	DMG Blockchain Solutions, Inc. (a)	97,542
34,654	Ether Capital Corporation (a)	97,937
10,899	Greenidge Generation Holdings, Inc. (a)	93,731
245,657	Hive Blockchain Technologies, Ltd. (a)	523,156
82,248	Hut 8 Mining Corporation (a)	453,696
19,140	Marathon Digital Holdings, Inc. (a)	534,963
49,675	Mawson Infrastructure Group, Inc. (a)	253,839
51,267	Naga Group AG (a)	327,991
29,275	Riot Blockchain, Inc. (a)	619,752
8,288	Stronghold Digital Mining, Inc. - Class A (a)	48,485
62,870	Terawulf, Inc. (a)	528,108
65,415	Voyager Digital, Ltd. (a)	351,415
		7,953,649
	TOTAL COMMON STOCKS (Cost $15,136,350)	12,687,580

	SPECIAL PURPOSE ACQUISITION COMPANIES - 1.2%
15,548	Aries I Acquisition Corporation - Class A (a)	156,568
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $156,453)	156,568

	SHORT-TERM INVESTMENTS - 0.2%
28,115	First American Government Obligations Fund - Class X, 0.19% (c)	28,115
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,115)	28,115

	TOTAL INVESTMENTS - 100.0% (Cost $15,320,918)	12,872,263
	Liabilities in Excess of Other Assets - (0.0)% (d)	(5,569)
	NET ASSETS - 100.0%	$12,866,694

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2022.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$12,687,580	$-	$-	$12,687,580
Special Purpose Acquisition Companies	156,568	-	-	156,568
Short-Term Investments	28,115	-	-	28,115
Total Investments in Securities	$12,872,263	$-	$-	$12,872,263

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 3.